Investment Portfolio	as of October 31, 2020 (Unaudited)

DWS Total Return Bond Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 55.4%
Communication Services 7.5%
Amazon.com, Inc.:
2.5%, 6/3/2050		160,000	158,570
4.25%, 8/22/2057		500,000	661,705
AT&T, Inc.:
3-month USD-LIBOR + 1.180%, 1.429% **, 6/12/2024		2,256,000	2,307,389
1.65%, 2/1/2028		410,000	406,423
2.25%, 2/1/2032		730,000	715,598
2.75%, 6/1/2031		1,050,000	1,089,853
3.65%, 6/1/2051		800,000	780,733
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		970,000	1,020,295
144A, 5.875%, 5/1/2027		890,000	928,608
Charter Communications Operating LLC:
3.7%, 4/1/2051		285,000	277,406
3.75%, 2/15/2028		560,000	616,142
Comcast Corp.:
1.95%, 1/15/2031		360,000	366,889
2.8%, 1/15/2051		360,000	356,043
Cox Communications, Inc., 144A, 2.95%, 10/1/2050		345,000	334,125
CSC Holdings LLC:
144A, 3.375%, 2/15/2031		1,290,000	1,240,670
144A, 4.125%, 12/1/2030		1,145,000	1,164,213
Discovery Communications LLC, 5.3%, 5/15/2049		250,000	300,645
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		750,000	828,692
Match Group Holdings II LLC, 144A, 4.125%, 8/1/2030		1,360,000	1,388,900
Meituan, 144A, 2.125%, 10/28/2025		721,000	721,705
Netflix, Inc.:
144A, 3.625%, 6/15/2025		435,000	451,856
5.5%, 2/15/2022		1,370,000	1,439,356
5.875%, 11/15/2028		1,350,000	1,612,973
NortonLifeLock, Inc., 3.95%, 6/15/2022		2,500,000	2,559,375
T-Mobile U.S.A., Inc.:
144A, 2.05%, 2/15/2028		215,000	218,225
144A, 2.25%, 11/15/2031		285,000	281,503
144A, 3.3%, 2/15/2051		450,000	433,548
144A, 3.6%, 11/15/2060		215,000	211,265
144A, 3.875%, 4/15/2030		700,000	786,352
144A, 4.375%, 4/15/2040		725,000	838,492
Tencent Music Entertainment Group, 2.0%, 9/3/2030		857,000	840,934
VeriSign, Inc.:
4.625%, 5/1/2023		2,750,000	2,778,517
5.25%, 4/1/2025		2,750,000	3,081,169
Verizon Communications, Inc., 4.329%, 9/21/2028		500,000	600,183
ViacomCBS, Inc., 4.2%, 5/19/2032		485,000	558,001
Vodafone Group PLC, 4.25%, 9/17/2050		500,000	576,012
Walt Disney Co.:
2.65%, 1/13/2031		435,000	467,706
3.6%, 1/13/2051		430,000	479,759
			33,879,830
Consumer Discretionary 5.1%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028		2,200,000	2,227,500
Cummins, Inc., 2.6%, 9/1/2050		300,000	286,700
Dollar General Corp., 4.125%, 4/3/2050		175,000	209,852
Ford Motor Credit Co. LLC:
3.37%, 11/17/2023		3,000,000	2,973,750
5.584%, 3/18/2024		2,189,000	2,300,552
General Motors Co., 5.4%, 10/2/2023		320,000	353,910
General Motors Financial Co., Inc.:
3.95%, 4/13/2024		1,195,000	1,276,396
4.35%, 4/9/2025		720,000	786,817
5.2%, 3/20/2023		395,000	428,622
Genuine Parts Co., 1.875%, 11/1/2030		240,000	234,976
Hasbro, Inc., 3.55%, 11/19/2026		741,000	797,848
Home Depot, Inc., 3.125%, 12/15/2049		800,000	874,707
Hyundai Capital America, 144A, 1.25%, 9/18/2023		1,205,000	1,207,822
Lowe's Companies, Inc.,
3.0%, 10/15/2050		345,000	353,363
4.05%, 5/3/2047		300,000	357,254
McDonald's Corp.:
2.125%, 3/1/2030		355,000	368,292
4.2%, 4/1/2050		420,000	508,818
NIKE, Inc., 3.375%, 3/27/2050		252,000	289,775
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027		3,400,000	3,410,574
O'Reilly Automotive, Inc., 1.75%, 3/15/2031		145,000	141,119
QVC, Inc., 4.75%, 2/15/2027		1,750,000	1,785,551
Sands China Ltd., 4.6%, 8/8/2023		1,200,000	1,277,628
Tractor Supply Co., 1.75%, 11/1/2030		115,000	113,036
Volkswagen Group of America Finance LLC, 144A, 3.125%, 5/12/2023		585,000	618,479
			23,183,341
Consumer Staples 1.8%
Albertsons Companies, Inc., 144A, 3.25%, 3/15/2026		820,000	804,379
Altria Group, Inc., 4.8%, 2/14/2029		220,000	258,398
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040		420,000	494,622
5.55%, 1/23/2049		581,000	783,502
BAT Capital Corp., 2.726%, 3/25/2031		495,000	488,779
Conagra Brands, Inc., 1.375%, 11/1/2027		255,000	252,867
Constellation Brands, Inc., 2.875%, 5/1/2030		400,000	430,833
Diageo Capital PLC, 2.125%, 4/29/2032		200,000	207,719
Estee Lauder Companies, Inc.:
2.375%, 12/1/2029		265,000	285,272
2.6%, 4/15/2030		170,000	184,831
General Mills, Inc., 2.875%, 4/15/2030		655,000	709,792
Keurig Dr Pepper, Inc.:
3.2%, 5/1/2030		235,000	262,118
3.8%, 5/1/2050		285,000	324,812
4.057%, 5/25/2023		580,000	629,418
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		575,000	739,713
PepsiCo, Inc., 3.5%, 3/19/2040		245,000	291,245
Philip Morris International, Inc., 2.1%, 5/1/2030		590,000	602,636
Smithfield Foods, Inc., 144A, 3.0%, 10/15/2030		365,000	371,873
			8,122,809
Energy 2.8%
BP Capital Markets America, Inc.:
1.749%, 8/10/2030		340,000	331,606
3.543%, 4/6/2027		700,000	776,834
Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024		600,000	686,512
Devon Energy Corp., 5.0%, 6/15/2045		600,000	580,091
Energy Transfer Operating LP:
4.05%, 3/15/2025		1,500,000	1,578,097
4.25%, 3/15/2023		2,150,000	2,238,772
Exxon Mobil Corp.:
2.44%, 8/16/2029		871,000	924,945
3.482%, 3/19/2030		940,000	1,062,517
Hess Corp., 5.8%, 4/1/2047		945,000	1,053,727
Marathon Petroleum Corp.:
4.5%, 5/1/2023		1,125,000	1,210,678
4.7%, 5/1/2025		990,000	1,095,332
MPLX LP, 2.65%, 8/15/2030		305,000	293,520
Plains All American Pipeline LP, 3.8%, 9/15/2030 (b)		360,000	347,997
Total Capital International SA, 3.127%, 5/29/2050		480,000	481,310
			12,661,938
Financials 13.9%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024		2,500,000	2,478,281
4.625%, 10/15/2027 (b)		2,500,000	2,477,787
Air Lease Corp., 3.0%, 2/1/2030		1,075,000	1,000,292
Aircastle Ltd., 4.4%, 9/25/2023		1,214,000	1,222,147
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023		1,172,000	1,192,496
Banco del Estado de Chile, 144A, 2.704%, 1/9/2025		960,000	1,009,210
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030		862,000	856,431
Bank of America Corp.:
1.922%, 10/24/2031		1,370,000	1,358,652
2.592%, 4/29/2031		1,585,000	1,655,101
2.676%, 6/19/2041		450,000	454,338
4.3%, Perpetual (c)		1,542,000	1,504,421
Barclays PLC:
2.645%, 6/24/2031		850,000	853,091
2.852%, 5/7/2026		1,505,000	1,578,334
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025		1,427,000	1,414,599
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050		380,000	387,118
BNP Paribas SA, 144A, 2.219%, 6/9/2026		690,000	713,520
BPCE SA, 144A, 4.625%, 9/12/2028		760,000	897,058
Canadian Imperial Bank of Commerce, 0.95%, 10/23/2025		465,000	464,915
Citigroup, Inc.:
2.572%, 6/3/2031		1,080,000	1,125,459
3.2%, 10/21/2026		1,000,000	1,099,800
4.412%, 3/31/2031		720,000	854,893
5.5%, 9/13/2025		1,500,000	1,778,169
Credit Suisse Group AG:
144A, 2.193%, 6/5/2026		480,000	496,088
144A, 2.593%, 9/11/2025		450,000	471,679
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026		850,000	989,145
Discover Bank, 2.45%, 9/12/2024		770,000	809,909
Empower Finance LP:
144A, 1.776%, 3/17/2031		203,000	200,832
144A, 3.075%, 9/17/2051		284,000	293,721
GE Capital Funding LLC, 144A, 4.4%, 5/15/2030		375,000	409,892
Global Payments, Inc., 3.2%, 8/15/2029		1,200,000	1,298,675
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029		430,000	467,718
HSBC Holdings PLC:
2.357%, 8/18/2031		200,000	198,611
2.633%, 11/7/2025		1,400,000	1,466,983
Intercontinental Exchange, Inc.:
2.1%, 6/15/2030		465,000	476,877
3.0%, 6/15/2050		273,000	283,800
JPMorgan Chase & Co.:
2.522%, 4/22/2031		1,525,000	1,602,863
2.739%, 10/15/2030		1,000,000	1,069,934
2.956%, 5/13/2031		495,000	527,149
Metropolitan Life Global Funding I, 144A, 2.95%, 4/9/2030		312,000	347,799
Morgan Stanley:
2.188%, 4/28/2026		1,045,000	1,094,555
3.622%, 4/1/2031		1,470,000	1,682,581
Oversea-Chinese Banking Corp., Ltd., 144A, 1.832%, 9/10/2030 (b)		3,405,000	3,395,195
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	823,847
PayPal Holdings, Inc.:
2.65%, 10/1/2026		843,000	916,771
2.85%, 10/1/2029		230,000	250,939
Prudential Financial, Inc., 4.35%, 2/25/2050		295,000	354,057
REC Ltd.:
144A, 4.75%, 5/19/2023		683,000	721,079
144A, 5.25%, 11/13/2023		1,345,000	1,456,028
RELX Capital, Inc., 3.0%, 5/22/2030		140,000	151,223
Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026		1,000,000	1,076,154
Societe Generale SA, 144A, 2.625%, 1/22/2025		680,000	707,536
State Street Corp., 2.4%, 1/24/2030 (b)		1,015,000	1,103,915
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		750,000	920,176
Synchrony Financial, 4.375%, 3/19/2024		630,000	689,271
The Allstate Corp., 3.85%, 8/10/2049		330,000	396,449
The Goldman Sachs Group, Inc.:
3.5%, 4/1/2025		1,002,000	1,104,049
3.75%, 2/25/2026		1,255,000	1,410,025
4.4%, Perpetual (b) (c)		629,000	603,054
Visa, Inc., 2.05%, 4/15/2030		910,000	959,361
Wells Fargo & Co.:
2.188%, 4/30/2026		2,945,000	3,061,900
2.393%, 6/2/2028		1,274,000	1,324,087
3.196%, 6/17/2027		970,000	1,056,514
			63,046,553
Health Care 4.4%
AbbVie, Inc.:
144A, 3.2%, 11/21/2029		560,000	612,709
144A, 4.25%, 11/21/2049		360,000	420,447
144A, 4.75%, 3/15/2045		300,000	367,575
Alcon Finance Corp., 144A, 2.75%, 9/23/2026		300,000	325,029
Amgen, Inc.:
3.375%, 2/21/2050		400,000	425,674
4.563%, 6/15/2048		300,000	385,685
Anthem, Inc., 2.25%, 5/15/2030		810,000	832,403
AstraZeneca PLC, 1.375%, 8/6/2030		410,000	398,980
Biogen, Inc., 3.15%, 5/1/2050		410,000	396,762
Bristol-Myers Squibb Co., 4.25%, 10/26/2049		880,000	1,124,278
Cigna Corp.:
2.4%, 3/15/2030		275,000	285,280
3.2%, 3/15/2040		145,000	153,106
CVS Health Corp.:
1.75%, 8/21/2030		1,000,000	973,446
2.7%, 8/21/2040		225,000	214,808
4.25%, 4/1/2050		180,000	210,316
5.05%, 3/25/2048		500,000	634,141
DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	2,010,000	2,366,852
Eli Lilly & Co., 4.15%, 3/15/2059		140,000	181,332
Fresenius Medical Care U.S. Finance III, Inc., 144A, 2.375%, 2/16/2031		495,000	486,827
Gilead Sciences, Inc.:
1.65%, 10/1/2030		320,000	315,366
2.8%, 10/1/2050		380,000	370,180
HCA, Inc., 5.25%, 6/15/2026		1,900,000	2,212,999
Hologic, Inc., 144A, 3.25%, 2/15/2029		555,000	557,775
Merck & Co., Inc., 2.45%, 6/24/2050		790,000	783,429
Pfizer, Inc., 4.2%, 9/15/2048		615,000	799,519
Stryker Corp., 2.9%, 6/15/2050		500,000	503,254
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030		295,000	296,917
3.175%, 7/9/2050		545,000	553,517
Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029		1,090,000	1,184,531
UnitedHealth Group, Inc.:
2.875%, 8/15/2029		327,000	362,335
2.9%, 5/15/2050		430,000	449,648
4.45%, 12/15/2048		244,000	323,742
Universal Health Services, Inc., 144A, 2.65%, 10/15/2030		525,000	523,336
			20,032,198
Industrials 6.1%
3M Co., 3.7%, 4/15/2050		232,000	274,917
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027		1,264,000	1,272,004
Agilent Technologies, Inc., 2.1%, 6/4/2030		375,000	383,975
BAE Systems PLC, 144A, 3.0%, 9/15/2050		300,000	302,314
Boeing Co.:
1.95%, 2/1/2024 (d)		2,310,000	2,301,175
2.3%, 8/1/2021 (b)		1,500,000	1,515,523
2.7%, 5/1/2022		1,235,000	1,256,321
2.75%, 2/1/2026 (d)		3,195,000	3,193,792
4.508%, 5/1/2023		1,325,000	1,403,646
4.875%, 5/1/2025		873,000	949,335
Delta Air Lines, Inc.:
4.375%, 4/19/2028		850,000	734,883
144A, 4.5%, 10/20/2025		270,000	274,035
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050 (b)		367,000	341,310
FedEx Corp., 3.8%, 5/15/2025		2,405,000	2,705,743
Gartner, Inc., 144A, 3.75%, 10/1/2030		525,000	536,865
General Electric Co.:
3.45%, 5/1/2027		415,000	440,109
3.625%, 5/1/2030		310,000	327,373
GFL Environmental, Inc., 144A, 3.75%, 8/1/2025		890,000	890,000
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028		985,000	1,015,781
Otis Worldwide Corp., 2.565%, 2/15/2030		530,000	564,196
Penske Truck Leasing Co. LP, 144A, 1.2%, 11/15/2025		675,000	673,660
Prime Security Services Borrower LLC:
144A, 5.25%, 4/15/2024		2,380,000	2,489,647
144A, 6.25%, 1/15/2028		680,000	687,126
Roper Technologies, Inc., 2.0%, 6/30/2030		335,000	340,526
XPO Logistics, Inc., 144A, 6.25%, 5/1/2025		2,350,000	2,497,627
			27,371,883
Information Technology 3.9%
Activision Blizzard, Inc., 1.35%, 9/15/2030		150,000	144,954
Apple, Inc., 3.75%, 9/12/2047		525,000	635,753
Booz Allen Hamilton, Inc., 144A, 3.875%, 9/1/2028		380,000	385,700
Broadcom, Inc.:
4.11%, 9/15/2028		1,274,000	1,418,929
4.75%, 4/15/2029		275,000	319,122
5.0%, 4/15/2030		630,000	741,063
Dell International LLC:
144A, 4.9%, 10/1/2026		2,208,000	2,514,365
144A, 5.875%, 6/15/2021		1,095,000	1,097,639
HP, Inc., 2.2%, 6/17/2025		1,115,000	1,167,148
Intel Corp., 3.25%, 11/15/2049		580,000	639,547
International Business Machines Corp., 3.5%, 5/15/2029		1,175,000	1,343,267
KLA Corp., 3.3%, 3/1/2050		282,000	296,200
Microchip Technology, Inc., 144A, 2.67%, 9/1/2023		445,000	461,766
Micron Technology, Inc., 2.497%, 4/24/2023		465,000	483,940
Microsoft Corp., 3.7%, 8/8/2046		775,000	952,421
NXP BV:
144A, 2.7%, 5/1/2025		125,000	132,830
144A, 3.875%, 9/1/2022		1,845,000	1,950,042
Open Text Corp., 144A, 3.875%, 2/15/2028		1,800,000	1,828,404
Oracle Corp.:
3.6%, 4/1/2050		235,000	258,003
4.0%, 11/15/2047		350,000	405,755
Qorvo, Inc., 144A, 3.375%, 4/1/2031		500,000	506,250
			17,683,098
Materials 1.8%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022		750,000	792,495
EI du Pont de Nemours & Co., 2.3%, 7/15/2030		235,000	245,995
Glencore Funding LLC, 144A, 1.625%, 9/1/2025		2,370,000	2,355,587
LYB International Finance III LLC, 3.625%, 4/1/2051		255,000	254,661
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		2,370,000	2,579,626
Newmont Corp., 2.25%, 10/1/2030		365,000	376,480
Nucor Corp., 2.7%, 6/1/2030		95,000	101,426
Nutrition & Biosciences, Inc., 144A, 3.468%, 12/1/2050		498,000	509,776
Reynolds Group Issuer, Inc, 144A, 4.0%, 10/15/2027		380,000	384,750
WRKCo., Inc., 3.0%, 6/15/2033		260,000	276,935
			7,877,731
Real Estate 2.5%
American Tower Corp.:
(REIT), 2.1%, 6/15/2030		430,000	431,924
(REIT), 3.8%, 8/15/2029		515,000	586,035
Crown Castle International Corp., (REIT), 3.8%, 2/15/2028		820,000	918,632
Equinix, Inc.:
(REIT), 2.15%, 7/15/2030		271,000	272,309
(REIT), 2.625%, 11/18/2024		826,000	877,974
(REIT), 3.2%, 11/18/2029		490,000	532,514
Iron Mountain, Inc.:
144A, (REIT), 5.0%, 7/15/2028		475,000	484,894
144A, (REIT), 5.25%, 7/15/2030		915,000	939,019
Office Properties Income Trust, (REIT), 4.15%, 2/1/2022		395,000	398,742
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		265,000	288,150
(REIT), 5.25%, 1/15/2026		700,000	773,943
SBA Communications Corp.:
144A, (REIT), 3.875%, 2/15/2027		1,405,000	1,427,831
(REIT), 4.0%, 10/1/2022		1,350,000	1,361,813
(REIT), 4.875%, 9/1/2024		875,000	894,075
Welltower, Inc.:
(REIT), 2.75%, 1/15/2031		300,000	306,726
(REIT), 3.1%, 1/15/2030		820,000	864,184
			11,358,765
Utilities 5.6%
Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,378,713
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		868,000	919,811
American Electric Power Co., Inc.:
3.2%, 11/13/2027		430,000	469,654
4.3%, 12/1/2028		155,000	182,883
Calpine Corp., 144A, 4.5%, 2/15/2028		2,100,000	2,136,750
Consolidated Edison Co., 3.95%, 4/1/2050		40,000	47,227
Dominion Energy, Inc., 3.375%, 4/1/2030		1,060,000	1,195,873
Duke Energy Corp.:
3.4%, 6/15/2029		270,000	302,089
4.2%, 6/15/2049		270,000	328,186
Duke Energy Indiana LLC, 2.75%, 4/1/2050		480,000	480,028
Edison International, 5.75%, 6/15/2027		3,000,000	3,405,924
EDP Finance BV, 144A, 3.625%, 7/15/2024		1,555,000	1,692,670
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		1,261,000	1,269,984
NextEra Energy Capital Holdings, Inc.:
3.25%, 4/1/2026		218,000	242,702
3.5%, 4/1/2029		740,000	835,629
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,750,000	1,811,854
144A, 4.25%, 7/15/2024		2,700,000	2,821,500
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		180,000	170,183
3.3%, 8/1/2040 (b)		520,000	473,368
3.5%, 8/1/2050		225,000	203,352
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	3,131,283
Sempra Energy, 4.0%, 2/1/2048		680,000	767,758
Southern Power Co., Series F, 4.95%, 12/15/2046		745,000	835,388
			25,102,809
Total Corporate Bonds (Cost $237,601,146)			250,320,955
Mortgage-Backed Securities Pass-Throughs 12.2%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 6/1/2028 until 7/1/2045		4,712,613	5,229,931
4.5%, 12/1/2040		645,480	723,556
5.5%, with various maturities from 6/1/2039 until 5/1/2041		944,484	1,099,671
6.0%, 11/1/2038		190,172	216,322
7.5%, 2/1/2035		122,340	143,696
Federal National Mortgage Association:
1.5%, 11/1/2050 (d)		25,000,000	25,170,750
2.5%, 3/1/2050		2,071,182	2,193,292
3.0%, 12/1/2042		649,979	693,764
3.5%, with various maturities from 11/1/2042 until 10/1/2048		12,625,461	13,812,590
4.0%, with various maturities from 9/1/2040 until 12/1/2040		2,161,867	2,389,782
4.5%, 11/1/2043		384,883	428,921
5.5%, with various maturities from 2/1/2031 until 2/1/2042		1,560,303	1,804,933
6.5%, with various maturities from 5/1/2023 until 4/1/2037		36,473	40,734
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042		649,394	677,029
4.5%, 7/15/2040		68,823	76,994
5.5%, 6/15/2042		102,410	117,060
6.5%, with various maturities from 12/15/2023 until 7/15/2039		326,875	369,093
Total Mortgage-Backed Securities Pass-Throughs (Cost $53,598,806)			55,188,118
Asset-Backed 6.9%
Automobile Receivables 2.5%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		6,850,000	7,119,594
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		500,000	507,506
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,000,000	1,006,641
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		2,510,000	2,570,229
			11,203,970
Credit Card Receivables 2.2%
Fair Square Issuance Trust, "A", Series 2020-AA, 144A, 2.9%, 9/20/2024		2,690,000	2,690,046
Master Credit Card Trust II, "A", Series 2020-1A, 144A, 1.99%, 9/21/2024		3,150,000	3,264,874
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		4,000,000	4,025,281
			9,980,201
Home Equity Loans 0.0%
CIT Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		32,516	33,235
Miscellaneous 2.2%
Babson CLO Ltd., "A2R", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 1.659% **, 7/23/2030		3,300,000	3,227,275
CF Hippolyta LLC, "B1", Series 2020-1, 144A, 2.28%, 7/15/2060		1,573,953	1,581,215
JPMorgan Mortgage Acquisition Trust, "AF4", Series 2007-CH1, 4.846%, 11/25/2036		695,417	702,488
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		3,422,908	3,513,874
NRZ Excess Spread-Collateralized Notes, "D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023		692,763	685,938
			9,710,790
Total Asset-Backed (Cost $30,453,402)			30,928,196
Commercial Mortgage-Backed Securities 5.1%
20 Times Square Trust, "C", Series 2018-20TS, 144A, 3.1% **, 5/15/2035		1,500,000	1,455,033
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 1.498% **, 9/15/2034		667,000	629,503
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 1.448% **, 11/15/2035		525,000	518,408
CFK Trust, "A", Series 2020-MF2, 144A, 2.387%, 3/15/2039		2,200,000	2,214,515
Citigroup Commercial Mortgage Trust:
"D", Series 2019-PRM, 144A, 4.35%, 5/10/2036		1,275,000	1,303,336
"A", Series 2020-555, 144A, 2.647%, 12/10/2041		5,000,000	5,252,192
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,000,000	1,107,752
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.53% **, 12/25/2024		14,913,200	289,641
"X1P", Series KL05, Interest Only, 0.892% **, 6/25/2029		22,500,000	1,525,680
"X1", Series K054, Interest Only, 1.17% **, 1/25/2026		5,372,093	286,005
"X1", Series K110, Interest Only, 1.698% **, 4/25/2030		10,395,438	1,383,132
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,674,892	1,684,974
GS Mortgage Securities Trust, "AAB", Series 2014-GC18, 3.648%, 1/10/2047		111,562	115,993
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 1.448% **, 12/15/2033		500,000	487,660
Natixis Commercial Mortgage Securities Trust, "A", Series 2018-OSS, 144A, 4.177%, 12/15/2037		750,000	834,938
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 1.548% **, 12/15/2035		1,400,000	1,393,384
Wells Fargo Commercial Mortgage Trust:
"A5", Series 2015-LC20, 3.184%, 4/15/2050		1,000,000	1,075,724
"A4", Series 2015-SG1, 3.789%, 9/15/2048		1,494,875	1,633,318
Total Commercial Mortgage-Backed Securities (Cost $23,858,763)			23,191,188
Collateralized Mortgage Obligations 8.4%
Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		133,875	101,003
Banc of America Mortgage Trust, "2A2", Series 2004-A, 3.848% **, 2/25/2034		72,445	72,012
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.585% **, 12/25/2035		173,005	178,459
CHL Mortgage Pass Through Trust, "2A5", Series 2004-13, 5.75%, 8/25/2034		171,489	174,520
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 2.299% **, 9/25/2031		384,649	382,082
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 2.449% **, 8/25/2031		616,739	612,866
CSFB Mortgage-Backed Pass-Through Certificates, "10A3", Series 2005-10, 6.0%, 11/25/2035		204,073	86,632
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.149% **, 3/25/2031		472,440	458,212
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 2.299% **, 10/25/2030		743,608	725,846
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 2.399% **, 7/25/2030		733,143	722,144
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.499% **, 1/25/2031		1,582,612	1,544,900
Federal Home Loan Mortgage Corp.:
"UA", Series 4298, 4.0%, 2/15/2054		45,158	45,154
"6", Series 233, Interest Only, 4.5%, 8/15/2035		150,630	22,570
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		1,436,107	234,486
"PS", Series 4922, Interest Only, 6.050% minus 1-month USD-LIBOR, 5.902% **, 8/25/2049		8,105,247	1,318,120
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	2,063,107
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,952,992
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,340,872
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,671,040	210,330
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.950%, 2.099% **, 10/25/2049		1,511,623	1,498,879
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 2.649% **, 3/25/2030		1,000,000	1,010,626
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 2.799% **, 1/25/2049		199,506	197,540
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,151,225
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,389,148
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		4,097,175	251,101
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,166,564	1,322,304
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,330,302	3,764,775
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		929,022	46,850
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		1,689,203	212,877
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		503,729	78,154
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		806,731	122,321
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039		44,147	281
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		372,652	58,708
"SB", Series 2014-81, 16.400% minus 1-month USD-LIBOR, 15.804% **, 6/20/2044		506,492	644,699
JPMorgan Mortgage Trust:
"A11", Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.048% **, 5/25/2050		2,203,433	2,203,387
"A3", Series 2019-INV3, 144A, 3.5%, 5/25/2050		3,385,098	3,494,189
"A3", Series 2020-INV1, 144A, 3.5%, 8/25/2050		1,007,360	1,040,031
“2A1”, Series 2006-A2, 3.55% **, 4/25/2036		437,195	429,315
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.569% **, 10/25/2033		168,727	167,294
New Residential Mortgage Loan Trust:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049		978,148	986,688
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		1,243,073	1,257,130
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.249% **, 9/25/2048		1,081,081	1,055,043
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 2.299% **, 12/25/2030		1,400,000	1,369,691
Total Collateralized Mortgage Obligations (Cost $35,912,749)			37,998,563
Government & Agency Obligations 7.3%
Other Government Related (e) 0.2%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	912,384
Sovereign Bonds 1.7%
Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		1,719,000	1,913,711
Bermuda Government International Bond, 144A, 2.375%, 8/20/2030		706,000	724,533
Colombia Government International Bond, 3.125%, 4/15/2031		747,000	766,795
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		1,255,000	1,291,106
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	2,585,000	3,084,983
			7,781,128
U.S. Government Sponsored Agency 0.5%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,310,692
U.S. Treasury Obligations 4.9%
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042		1,325,000	954,060
1.25%, 5/15/2050		16,688,800	15,160,732
U.S. Treasury Note, 0.625%, 8/15/2030		5,914,900	5,785,511
			21,900,303
Total Government & Agency Obligations (Cost $32,982,835)			32,904,507
Short-Term U.S. Treasury Obligations 1.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.101% ***, 8/12/2021 (f)		2,000,000	1,998,349
0.125% ***, 8/12/2021 (f)		3,000,000	2,997,524
Total Short-Term U.S. Treasury Obligations (Cost $4,995,468)			4,995,873
		Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $70,220)		315	10,404
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (h) (i) (Cost $5,356,385)		5,356,385	5,356,385
Cash Equivalents 9.2%
DWS Central Cash Management Government Fund, 0.10% (h)		41,612,358	41,612,358
DWS ESG Liquidity Fund "Capital Shares", 0.19% (h)		3,403	3,403
Total Cash Equivalents (Cost $41,615,761)			41,615,761
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $466,445,535)		106.8	482,509,950
Other Assets and Liabilities, Net		(6.8)	(30,899,264)
Net Assets		100.0	451,610,686

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended October 31, 2020 are as follows:

Value ($) at 1/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2020	Value ($) at 10/31/2020
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (h) (i)
1,051,405	4,304,980 (j)	—	—	—	40,264	—	5,356,385	5,356,385
Cash Equivalents 9.2%
DWS Central Cash Management Government Fund, 0.10% (h)
11,576,054	278,554,326	248,518,022	—	—	34,292	—	41,612,358	41,612,358
DWS ESG Liquidity Fund "Capital Shares", 0.19% (h)
3,384	19	—	—	—	19	—	3,403	3,403
12,630,843	282,859,325	248,518,022	—	—	74,575	—	46,972,146	46,972,146

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2020 amounted to $5,179,089, which is 1.1% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At October 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
OAO: Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At October 31, 2020, open future contract bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Ultra Long U.S. Treasury Bond	USD	12/21/2020	6	1,321,704	1,290,000	(31,704)

At October 31, 2020, open future contract sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	12/21/2020	63	9,989,871	9,908,719	81,152

At October 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	7,600,000	USD	9,002,122	11/5/2020	149,804	BNP Paribas SA

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$250,320,955	$—	$250,320,955
Mortgage-Backed Securities Pass-Throughs	—	55,188,118	—	55,188,118
Asset-Backed	—	30,928,196	—	30,928,196
Commercial Mortgage-Backed Securities	—	23,191,188	—	23,191,188
Collateralized Mortgage Obligations	—	37,998,563	—	37,998,563
Government & Agency Obligations	—	32,904,507	—	32,904,507
Short-Term U.S. Treasury Obligations	—	4,995,873	—	4,995,873
Warrants	—	—	10,404	10,404
Short-Term Investments (k)	46,972,146	—	—	46,972,146
Derivatives (l)
Futures Contracts	81,152	—	—	81,152
Forward Foreign Currency Contracts	—	149,804	—	149,804
Total	$47,053,298	$435,677,204	$10,404	$482,740,906
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(31,704)	$—	$—	$(31,704)
Total	$(31,704)	$—	$—	$(31,704)

(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2020 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$ 49,448	$ —
Foreign Exchange Contracts	$ —	$ 149,804